Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	163,872,920.73	14,076
Yield Supplement Overcollateralization Amount 02/28/26	6,799,021.43	0
Receivables Balance 02/28/26	170,671,942.16	14,076
Principal Payments	11,304,448.10	404
Defaulted Receivables	240,801.60	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/26	6,093,366.53	0
Pool Balance at 03/31/26	153,033,325.93	13,660

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.16%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	4,558,406.02	260
Past Due 61-90 days	1,019,775.78	60
Past Due 91-120 days	151,199.62	9
Past Due 121+ days	0.00	0
Total	5,729,381.42	329

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	265,743.93
Aggregate Net Losses/(Gains) - March 2026	(24,942.33)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.18%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	-0.38%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.87%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	24.73

Flow of Funds	$ Amount
Collections	12,258,164.02
Investment Earnings on Cash Accounts	16,046.52
Servicing Fee	(142,226.62)
Transfer to Collection Account	-
Available Funds	12,131,983.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	347,245.28
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders’ Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders’ Third Priority Principal Distributable Amount	5,758,241.75
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	786,350.34

Total Distributions of Available Funds	12,131,983.92

Servicing Fee	142,226.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 03/16/26	158,791,567.68
Principal Paid	10,839,594.80
Note Balance @ 04/15/26	147,951,972.88

Class A-1
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-3
Note Balance @ 03/16/26	14,611,567.68
Principal Paid	10,839,594.80
Note Balance @ 04/15/26	3,771,972.88
Note Factor @ 04/15/26	1.4914879%

Class A-4
Note Balance @ 03/16/26	98,700,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	98,700,000.00
Note Factor @ 04/15/26	100.0000000%

Class B
Note Balance @ 03/16/26	30,350,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	30,350,000.00
Note Factor @ 04/15/26	100.0000000%

Class C
Note Balance @ 03/16/26	15,130,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	15,130,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	506,038.78
Total Principal Paid	10,839,594.80
Total Paid	11,345,633.58

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	44,565.28
Principal Paid	10,839,594.80
Total Paid to A-3 Holders	10,884,160.08

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5001470
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7133911
Total Distribution Amount	11.2135381

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1762170
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.8611894
Total A-3 Distribution Amount	43.0374064

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	531.22
Noteholders’ Principal Distributable Amount	468.78

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	5,058,901.50
Investment Earnings	15,035.23
Investment Earnings Paid	(15,035.23)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$975,724.15	$1,460,093.74	$1,205,951.16
Number of Extensions	62	85	68
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.81%	0.63%